Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Current:
Federal			$ 1,255	$ 342,216
State and local			528	144,399
Total current			1,783	486,615
Total provision for income taxes	$ 104,897	$ 5,115	$ 1,783	$ 486,615